Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Preferred	Common	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Total
Balances at Mar. 31, 2018		$ 49	$ 108,585	$ (102,236)	$ (1,618)	$ 4,780
Balances, shares at Mar. 31, 2018		49,468
Shares issued for cash in private placement, net of expenses		$ 3	1,648			1,651
Shares issued for cash in private placement, net of expenses, Shares		2,969
Share-based compensation - options - Board of Directors			400			400
Share-based compensation - stock - services rendered			(14)			(14)
Share-based compensation - stock, options - employees		$ 1	2,691			2,692
Share-based compensation - stock, options - employees, Shares		134
Purchase shares from employees in lieu of taxes					(53)	(53)
Net loss for the period				(13,650)		(13,650)
Balance at Mar. 31, 2019		$ 53	113,310	(115,886)	(1,671)	(4,194)
Balance, shares at Mar. 31, 2019		52,571
Shares issued in acquisition of Trend Holdings		$ 5	3,232			3,237
Shares issued in acquisition of Trend Holdings, shares		5,500
Shares issued in the exercise of warrants, net of adjustments to derivative liabilities		$ 6	5,473			5,479
Shares issued in the exercise of warrants, net of adjustments to derivative liabilities, Shares		6,520
Shares issued in exercise of warrants for cash		$ 4	1,996			2,000
Shares issued in exercise of warrants for cash, shares		3,922
Shares issued for services rendered		$ 1	716			715
Shares issued for services rendered, shares		802
Share-based compensation			3,099			3,099
Shares issued in conversion of debt and accrued interest		$ 4	2,271			2,275
Shares issued in conversion of debt and accrued interest, Shares		3,855
Shares issued in acquisition of Banner Midstream		$ 9	4,857			4,866
Shares issued in acquisition of Banner Midstream, Share		8,945
Shares issued for cash (Series B), net of expenses and adjustments to derivative liabilities			405			405
Shares issued for cash (Series B), net of expenses and adjustments to derivative liabilities, Shares	2
Shares issued for cash (Series C), net of expenses and adjustments to derivative liabilities
Shares issued for cash (Series C), net of expenses and adjustments to derivative liabilities, Shares	1
Conversion of preferred shares (Series B) to common shares		$ 4	(4)
Conversion of preferred shares (Series B) to common shares, shares	(2)	3,761
Stock based compensation			3,099			3,099
Net loss for the period				(12,137)		(12,137)
Balance at Mar. 31, 2020		$ 86	$ 135,355	$ (128,023)	$ (1,671)	$ 5,747
Balance, shares at Mar. 31, 2020	1	85,876